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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager:

Name:                              United Fire & Casualty Company
Address:                           118 Second Ave., S.E.
                                   Cedar Rapids, IA 52407

Form 13F File Number:              28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of the Reporting Manager:

Name:                              Dianne M. Lyons
Title:                             Controller
Phone:                             319-399-5723

Signature, Place and Date of Signing:

/s/ Dianne M. Lyons         Cedar Rapids        IA  11-13-01


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                86

Form 13F Information Table Value Total:          $109,649 (thousands)

List of Other Included Managers:                     NONE

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FORM 13F INFORMATION TABLE


                                                                  VALUE    SHARES/ SH/  PUT/  INVSTMNT  OTHER  --VOTING AUTHORITY--
                 NAME OF ISSUER        TITLE OF CLASS  CUSIP     (x $1000) PRN AMT PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
===================================================================================================================================
AOL Time Warner Inc                       Common      00184a-10-5     162    4,900 SH         Defined           4,900
Abbott Laboratories                       Common      002824-10-0   6,222  120,000 SH         Sole            120,000
Alliant Energy Corporation                Common      018802-10-8   1,634   52,200 SH         Sole             52,200
ALLTEL Corporation                        Common      020039-10-3     146    2,518 SH         Sole              2,518
American Express Co                       Common      025816-10-9     238    8,175 SH         Defined           8,175
American Strategic Inc Port II            Common      030099-10-5     316   25,420 SH         Sole             25,420
Anheuser-Busch Companies Inc Common       Common      035229-10-3     168    4,000 SH         Sole              4,000
Applied Materials Inc                     Common      038222-10-5     218    7,650 SH         Defined           7,650
Automatic Data Processing                 Common      053015-10-3     240    5,100 SH         Defined           5,100
BCE Inc                                   Common      05534B-10-9     357   16,200 SH         Sole             16,200
BRE Properties Inc                        Common      05564E-10-6     539   18,000 SH         Sole             18,000
Bank of America Corporation               Common      060505-10-4   3,796   65,000 SH         Sole             65,000
Bank One Corporation                      Common      06423A-10-3   1,376   43,740 SH         Sole             43,740
Bell South Corporation                    Common      079860-10-2     665   16,000 SH         Sole             16,000
Bemis Company Inc                         Common      081437-10-5     347    8,700 SH         Sole              8,700
Boeing Company                            Common      097023-10-5   1,173   35,000 SH         Sole             35,000
Burlington Northern Santa Fe              Common      12189T-10-4     432   16,158 SH         Sole             16,158
Burlington Resources Inc                  Common      122014-10-3     239    6,972 SH         Sole              6,972
CVS Corp Delaware                         Common      126650-10-0     234    7,050 SH         Defined           7,050
Cincinnati Financial Corp                 Common      172062-10-1  12,399  297,909 SH         Sole            297,909
Citigroup Inc                             Common      172967-10-1     240    5,916 SH         Defined           5,916
Compaq Computer Corp                      Common      204493-10-0      51    6,150 SH         Defined           6,150
Cummins Inc                               Common      231021-10-6     645   19,545 SH         Sole             19,545
Dean Foods Company                        Common      242361-10-3   1,734   37,500 SH         Sole             37,500
Dell Computer Corp                        Common      247025-10-9     227   12,250 SH         Defined          12,250
Dow Chemical Company                      Common      260543-10-3   1,966   60,000 SH         Sole             60,000
Duke Energy Corporation                   Common      264399-10-6   3,028   80,000 SH         Sole             80,000
EMC Corp MA                               Common      268648-10-2     206   17,550 SH         Defined          17,550
Eastman Chemical Company                  Common      277432-10-0     182    5,000 SH         Sole              5,000
Eastman Kodak Company                     Common      277461-10-9     651   20,000 SH         Sole             20,000
Electronic Data Sys                       Common      285661-10-4     233    4,050 SH         Defined           4,050
Emerson Electric Co                       Common      291011-10-4     296    6,300 SH         Sole              6,300
Enron Corp                                Common      293561-10-6     201    7,375 SH         Defined           7,375
Exxon Mobil Corporation                   Common      30231G-10-2   1,576   40,000 SH         Sole             40,000
Fannie Mae                                Common      313586-10-9     268    3,350 SH         Defined           3,350
Federal Signal Corporation                Common      313855-10-8   1,321   74,864 SH         Sole             74,864
Ford Motor Company                        Common      345370-86-0     347   20,000 SH         Sole             20,000
Arthur J Gallagher & Co                   Common      363576-10-9     349   10,321 SH         Sole             10,321
General Elec Co                           Common      369604-10-3     277    7,450 SH         Defined           7,450
General Electric Company                  Common      369604-10-3   6,696  180,000 SH         Sole            180,000
H J Heinz Company                         Common      423074-10-3   1,897   45,000 SH         Sole             45,000
Honeywell International Inc               Common      438516-10-6     660   25,000 SH         Sole             25,000
Intel Corp                                Common      458140-10-0     218   10,650 SH         Defined          10,650
J P Morgan Chase & Co                     Common      46625h-10-0     234    6,850 SH         Defined           6,850
Johnson & Johnson                         Common      478160-10-4     327    5,900 SH         Defined           5,900
Lucent Technologies                       Common      549463-10-7      17    2,900 SH         Defined           2,900
Merck & Co Inc                            Common      589331-10-7     171    2,575 SH         Defined           2,575
Merrill Lynch & Co Inc                    Common      590188-10-8     239    5,875 SH         Defined           5,875
Motorola Inc                              Common      620076-10-9     936   60,000 SH         Sole             60,000
Newell Rubbermaid Inc                     Common      651229-10-6     358   15,766 SH         Sole             15,766
Nicor Inc                                 Common      654086-10-7     775   20,000 SH         Sole             20,000
Nortel Networks Corporation               Common      656568-10-2     143   25,440 SH         Sole             25,440
Ohio Casualty Corporation                 Common      677240-10-3     130   10,000 SH         Sole             10,000
Old Republic International Cor            Common      680223-10-4   2,442   93,168 SH         Sole             93,168
PPG Industries                            Common      693506-10-7     183    4,000 SH         Sole              4,000
Penford Corporation                       Common      707051-10-8     210   20,000 SH         Sole             20,000
Penwest Pharmaceuticals Co.               Common      709754-10-5     517   30,000 SH         Sole             30,000
PepsiCo Inc                               Common      713448-10-8     485   10,000 SH         Sole             10,000
Pfizer                                    Common      717081-10-3     235    5,850 SH         Defined           5,850
Pioneer-Standard Electronics              Common      723877-10-6   2,522  279,571 SH         Sole            279,571
Procter & Gamble Company                  Common      742718-10-9   2,038   28,000 SH         Sole             28,000
Progress Energy Inc                       Common      743263-10-5     822   19,131 SH         Sole             19,131
Quad City Holdings Inc.                   Common      74730P-10-6     505   45,454 SH         Sole             45,454
Royal Bank of Scotland Group Series C     Preferred   780097-40-8      26    1,000 SH         Sole              1,000
SBC Communications Inc                    Common      78387g-10-3     214    4,550 SH         Defined           4,550
SBC Communications Inc                    Common      78387G-10-3   3,721   78,960 SH         Sole             78,960
SAFECO Corporation                        Common      786429-10-0   1,412   46,550 SH         Sole             46,550
St Paul Companies Inc                     Common      792860-10-8     898   21,774 SH         Sole             21,774
Schering Plough Corp                      Common      806605-10-1     165    4,450 SH         Defined           4,450
Shopko Stores Inc                         Common      824911-10-1     166   20,000 SH         Sole             20,000
TXU Corporation                           Common      873168-10-8   1,390   30,000 SH         Sole             30,000
Tellabs Inc                               Common      879664-10-0     210   21,300 SH         Defined          21,300
Texas Instruments                         Common      882508-10-4     235    9,400 SH         Defined           9,400
TPG NV                                    Common      892339-10-2      76    4,034 SH         Sole              4,034
Tricon Global Restaurants Inc             Common      895953-10-7      39    1,000 SH         Sole              1,000
Tyco International Ltd                    Common      902124-10-6     291    6,400 SH         Defined           6,400
US Bancorp                                Common      902973-30-4     182    8,227 SH         Defined           8,227
U S Bancorp                               Common      902973-30-4  18,729  844,416 SH         Sole            844,416
Vectren Corporation                       Common      92240G-10-1     597   26,658 SH         Sole             26,658
Verizon Communications Inc                Common      92343V-10-4   1,983   36,648 SH         Sole             36,648
Wachovia Corporation                      Common      929903-10-2     930   30,008 SH         Sole             30,008
Wells Fargo & Company                     Common      949746-10-1   5,208  117,176 SH         Sole            117,176
Western Resources Inc                     Common      959425-10-9     166   10,000 SH         Sole             10,000
Wintrust Financial Corporation            Common      97650W-10-8   4,772  153,682 SH         Sole            153,682
Wisconsin Power &Light Company 6.5%       Preferred   976826-86-7     217    9,100 SH         Sole              9,100
Xcel Energy Inc.                          Common      98389B-10-0     563   20,000 SH         Sole             20,000
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Report Summary                            86 Data Records         109,649          0 other managers on whose behalf report is filed

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